Employee Benefit Plans (AOCI ) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	$ (246)	$ (251)
Past service (gains)	(2)	(3)
Regulatory Assets	389	315
Accumulated Other Comprehensive Income (Loss), before Tax, Total	633	563
Deferred Tax Assets, Defined Benefit Plan	(5)	(2)
Net amount in AOCI after tax adjustment	628	561
Non-pension Benefit Plans [Member
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	7	4
Past service (gains)	0	0
Regulatory Assets	65	78
Accumulated Other Comprehensive Income (Loss), before Tax, Total	58	74
Deferred Tax Assets, Defined Benefit Plan	2	0
Net amount in AOCI after tax adjustment	$ 60	$ 74